STOCK BASED COMPENSATION - Stock Incentive Plan (Details) $ in Thousands		1 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 28, 2020 USD ($)	Dec. 31, 2020 USD ($) shares	Jul. 31, 2020 USD ($) employee	Jun. 30, 2021 USD ($) shares	Jun. 30, 2020 USD ($) shares	Jun. 30, 2021 USD ($) shares	Jun. 30, 2020 USD ($) shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 shares	Dec. 31, 2015 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period								1 year
Number of employees affected by repricing | employee			116
Expenses recognized | $			$ 3,600
Granted (in shares)								8,463,000
Unrecognized stock-based compensation expense, stock options | $		$ 13,700		$ 11,200		$ 11,200		$ 13,700	$ 13,000
Weighted-average period						2 years 10 months 24 days		2 years 9 months 18 days
Shares available for grant		14,379,052		21,810,237		21,810,237		14,379,052
Compensation expenses | $	$ 1,800			$ 3,999	$ 1,074	$ 6,216	$ 2,333	$ 8,006	$ 5,215
Consultant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares)						12,212		12,212	119,581
Fair value of shares | $						$ 100		$ 100	$ 600
Employee
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares)				0	4,182,389	0	4,656,013	8,450,799	5,730,586
Fair value of shares | $					$ 2,900		$ 3,600	$ 29,800	$ 10,100
2015 stock incentive plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards made under the plan											26,283,789
Vesting period											4 years
Expiration period											10 years
Make Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period									4 years	4 years
Expiration period									10 years	10 years
Options and warrants to be issued									232,304	232,304
Granted (in shares)									0	0
2020 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock available for future issuance		12,400,813						12,400,813
Percentage of stock outstanding		5.00%